New U.S. GAAP Accounting Pronouncements	12 Months Ended
Dec. 31, 2020
Minera Yanacocha SRL and subsidiary [Member]
New U.S. GAAP Accounting Pronouncements [Line Items]
New USGAAP Accounting Pronouncements

28.   New U.S. GAAP Accounting Pronouncements

Accounting Standards Update-2016-13—Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments

In June 2016, the Financial Accounting Standards Board (FASB) issued an ASU that requires entities to estimate all expected credit losses for most financial assets held at the reporting date based on an expected loss model, which requires consideration of historical experience, current conditions, and reasonable and supportable forecasts. The Company adopted this ASU effective January 1, 2020, and the adoption of this ASU did not have a material impact on its financial statements.

Accounting Standards Update 2020-04—Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting

In March 2020, the Financial Accounting Standards Board (FASB) issued an ASU provides temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications in light of the expected market transition from the London Interbank Offered Rate (LIBOR). Banks that report information used to set LIBOR will no longer be required to do so after 2021. Under the guidance, an entity that makes an optional election would present and account for a modified contract as a continuation of the existing contract. Contracts will need to be modified to replace LIBOR with new rates. For all entities, this ASU was effective upon issuance (March 12, 2020) and generally can be applied through December 31, 2022. The Company does not expect this ASU to have an impact on its accounting or financial statements.

Accounting Standards Update 2020-06—Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity

In August 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU) simplifies accounting for convertible instruments by eliminating two of the three models in ASC 470-20 that require separate accounting for embedded conversion features and requires use of the “if-converted method” for all convertible instruments in diluted EPS calculations. For public entities, this ASU is effective for fiscal years ending after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted, including adoption in an interim period. The Company does not expect this ASU to have an impact on its accounting or financial statements.

Sociedad Minera Cerro Verde S.A.A. [Member]
New U.S. GAAP Accounting Pronouncements [Line Items]
New USGAAP Accounting Pronouncements

25.   New U.S. GAAP Accounting Pronouncements

Accounting Standards Update-2016-13—Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments

In June 2016, the Financial Accounting Standards Board (FASB) issued an ASU that requires entities to estimate all expected credit losses for most financial assets held at the reporting date based on an expected loss model, which requires consideration of historical experience, current conditions, and reasonable and supportable forecasts. The Company adopted this ASU effective January 1, 2020, and the adoption of this ASU did not have a material impact on its financial statements.

Accounting Standards Update 2020-04—Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting

In March 2020, the Financial Accounting Standards Board (FASB) issued an ASU provides temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications in light of the expected market transition from the London Interbank Offered Rate (LIBOR). Banks that report information used to set LIBOR will no longer be required to do so after 2021. Under the guidance, an entity that makes an optional election would present and account for a modified contract as a continuation of the existing contract. Contracts will need to be modified to replace LIBOR with new rates. For all entities, this ASU was effective upon issuance (March 12, 2020) and generally can be applied through December 31, 2022. The Company does not expect this ASU to have an impact on its accounting or financial statements.

Accounting Standards Update 2020-06—Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity

In August 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU) simplifies accounting for convertible instruments by eliminating two of the three models in ASC 470-20 that require separate accounting for embedded conversion features and requires use of the “if-converted method” for all convertible instruments in diluted EPS calculations. For public entities, this ASU is effective for fiscal years ending after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted, including adoption in an interim period. The Company does not expect this ASU to have an impact on its accounting or financial statements.